Accounts Receivable, Net (Details)	Dec. 31, 2023	Dec. 31, 2022
Distributor One [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	30.30%	34.20%
Distributor Two [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	24.80%	14.90%
Distributor Three [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage	12.10%	13.90%
Distributor Four [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable, percentage		10.00%